CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] CNY (¥) shares	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity [Member] USD ($)	Total Tuniu Corporation Shareholders' equity [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016		¥ 242		¥ (19,708)		¥ 8,855,991		¥ 400,925		¥ (4,738,593)		¥ 4,498,857		¥ 798		¥ 4,499,655
Balance (in shares) at Dec. 31, 2016 | shares	379,470,757	379,470,757	(985,299)	(985,299)
Repurchase of ordinary shares				¥ (165,711)								(165,711)				(165,711)
Repurchase of ordinary shares (in shares) | shares			(8,986,053)	(8,986,053)
Issuance of ordinary shares pursuant to share incentive plan		¥ 6				67,587						67,593				67,593
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares	9,447,258	9,447,258
Share-based compensation expenses						98,675						98,675				98,675
Capital contribution to subsidiaries with noncontrolling interests						(2,735)						(2,735)		6,334		3,599
Foreign currency translation adjustments								(128,539)				(128,539)				(128,539)
Accretion on redeemable noncontrolling interests						(5,725)						(5,725)				(5,725)
Net loss										(767,304)		(767,304)		(4,934)		(772,238)
Balance at Dec. 31, 2017		¥ 248		¥ (185,419)		9,013,793		272,386		(5,505,897)		3,595,111		2,198		3,597,309
Balance (in shares) at Dec. 31, 2017 | shares	388,918,015	388,918,015	(9,971,352)	(9,971,352)
Repurchase of ordinary shares				¥ (141,471)								(141,471)				(141,471)
Repurchase of ordinary shares (in shares) | shares			(9,917,211)	(9,917,211)
Issuance of ordinary shares pursuant to share incentive plan		¥ 1		¥ 22,355		(18,130)						4,226				4,226
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares	413,529	413,529	564,663	564,663
Share-based compensation expenses						68,738						68,738				68,738
Capital contribution to subsidiaries with noncontrolling interests														2,117		2,117
Acquisition of subsidiaries														3,892		3,892
Foreign currency translation adjustments								11,693				11,693				11,693
Accretion on redeemable noncontrolling interests						(2,422)						(2,422)				(2,422)
Net loss										(185,512)		(185,512)		(14,037)		(199,549)
Balance at Dec. 31, 2018		¥ 249		¥ (304,535)		9,061,979		284,079		(5,691,409)		3,350,363		(5,830)		3,344,533
Balance (in shares) at Dec. 31, 2018 | shares	389,331,544	389,331,544	(19,323,900)	(19,323,900)
Repurchase of ordinary shares				¥ (11,147)								(11,147)				(11,147)
Repurchase of ordinary shares (in shares) | shares			(947,529)	(947,529)
Issuance of ordinary shares pursuant to share incentive plan				¥ 4,740		(4,600)						140				140
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares			964,128	964,128
Share-based compensation expenses						61,736						61,736				61,736
Capital contribution to subsidiaries with noncontrolling interests														1,500		1,500
Acquisition of subsidiaries														43,798		43,798
Acquisition of additional shares in subsidiaries						(1,134)						(1,134)		(2,281)		(3,415)
Disposal of shares in subsidiaries						165						165		(380)		(215)
Foreign currency translation adjustments								9,705				9,705				9,705
Accretion on redeemable noncontrolling interests						(4,634)						(4,634)			$ (666)	(4,634)
Net loss										(694,565)		(694,565)		(35,797)		(730,362)
Balance at Dec. 31, 2019	$ 36	¥ 249	$ (44,664)	¥ (310,942)	$ 1,309,074	¥ 9,113,512	$ 42,199	¥ 293,784	$ (917,288)	¥ (6,385,974)	$ 389,357	¥ 2,710,629	$ 145	¥ 1,010	$ 389,502	¥ 2,711,639
Balance (in shares) at Dec. 31, 2019 | shares	389,331,544	389,331,544	(19,307,301)	(19,307,301)